Statement of Earnings (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of income [Abstract]
Sales and other income	$ 1,435	$ 1,111
Product sales	1,422	1,095
Interest, dividends and other	13	16
Cost and expenses	1,077	879
Production costs	708	600
Exploration costs	57	40
Related party transactions	(4)	(4)
General and administrative	68	40
Royalties	40	25
Market development costs	3	3
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Interest expense	44	28
Accretion expense	7	5
Employment severance costs	4	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other (see note F)	(2)	12
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(61)
Income from continuing operations before income tax and equity income in associates	358	232
Taxation expense (see note H)	(124)	(76)
Equity income in associates	9	25
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	243	181
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income - attributable to AngloGold Ashanti	237	169
Common stock [Member]
Statement of income [Abstract]
Net income - attributable to AngloGold Ashanti	236	169
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares Per Share	$ 0.62	$ 0.47
Ordinary shares - diluted Per Share	$ 0.62	$ 0.46
Ordinary shares Weighted Shares	382,859,559	363,482,326
Ordinary shares - diluted Shares	383,694,012	364,216,227
Dividend declared per ordinary share (cents)	$ 0.11	$ 0.10
E Ordinary Shares [Member]
Statement of income [Abstract]
Net income - attributable to AngloGold Ashanti	$ 1	$ 0
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares Per Share	$ 0.31	$ 0.23
Ordinary shares - diluted Per Share	$ 0.31	$ 0.23
Dividend declared per ordinary share (cents)	$ 0.06	$ 0.05
E Ordinary shares - basic Shares	2,782,784	3,734,382